Customer Deposits - Summary of Rollforward of Contract Balances (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Abstract]
Customer deposits, beginning balance	$ 2,258	$ 2,207	$ 869
Additions	552	506	1,983
Cancellations		(455)	(645)
Customer deposits, ending balance	$ 2,810	$ 2,258	$ 2,207